Research and Development Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Costs
Research and development costs	€ 29,514	€ 31,153	€ 31,923